Acquisition of Star 26 (Tables)	6 Months Ended
Jun. 30, 2026
Acquisition of Star 26 [Abstract]
Schedule of Fair Value of The Common Warrant

The fair value of the Common Warrant was calculated using the Black Scholes option pricing model. The assumptions used to perform the calculations are detailed below:

January 12, 2026
Expected volatility (%)	264%
Risk-free interest rate (%)	3.66%
Expected dividend yield	0.0%
Expected term (years)	5
Conversion price (U.S. dollars)	1.5
Underlying share price (U.S. dollars)	3.81
Fair value (U.S. dollars in thousands)	45,645

Schedule of Fair Value of Assets Acquired and Liabilities Assumed Following the Adjustments Mentioned

The table below summarizes the fair value of assets acquired and liabilities assumed following the adjustments mentioned above as of the acquisition date:

January 12, 2026
U.S. Dollars (in thousands)
Working capital	(6,683)
Long terms assets	4,805
Intangible assets	333
Intangible assets available for sale, net	697
Goodwill	72,255
Other comprehensive income	139
Non-controlling interest	(734)
Long term liabilities	(1,379)
Net assets acquired	69,433

Schedule of Allocation of the Purchase Price

The allocation of the purchase price was as follows (in thousands):

January 12,
2026

Net tangible assets acquired	(3,702)
Customer relationships (2-year useful life)	31
Distributor relations (3-year useful life)	16
Order backlog (2-year useful life)	190
Intangible assets available for sale	905
Deferred tax liabilities	(54)
Deferred tax liabilities available for sale	(208)
Goodwill	72,255
69,433